Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000098257 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098257 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000098257 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098257 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098257 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098257 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000098257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000098257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000098257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000098257 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000098257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000098257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000098257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098257 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000098257 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000098257 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000098257 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000098257 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098257 [Member] | Tax Exempt Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098257 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000098257 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000098257 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000098257 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000024657 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000024657 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024657 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024657 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024657 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024657 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024657 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000024657 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024657 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024657 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000024657 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024657 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000024657 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024657 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024657 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024657 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000024657 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024657 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000024657 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024657 [Member] | Tax Exempt Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024657 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000024657 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024657 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024657 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000024659 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000024659 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024659 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024659 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024659 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024659 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024659 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000024659 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024659 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024659 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000024659 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024659 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000024659 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024659 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024659 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024659 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000024659 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024659 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000024659 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024659 [Member] | Tax Exempt Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024659 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000024659 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024659 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024659 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000051328 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000051328 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000051328 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000051328 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000051328 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000051328 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000051328 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000051328 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000051328 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000051328 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000051328 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000051328 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000051328 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000051328 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000051328 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051328 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000051328 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051328 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000051328 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000051328 [Member] | Tax Exempt Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051328 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000051328 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051328 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051328 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%